Segment reporting (Tables)	9 Months Ended
Sep. 30, 2018
Operating Segments [Abstract]
Segment As Adjusted EBITDA
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and this is reflected in the segment presentation below for the periods presented.

		For the three months ended September 30,		For the nine months ended September 30,
		2018	2017	2018	2017
	Note	€m	€m	€m	€m
Profit for the period		36.3	41.9	129.7	109.2
Taxation		10.0	11.7	39.2	28.8
Net financing costs		12.1	8.6	36.1	57.0
Depreciation		10.4	8.6	28.4	26.6
Amortization		2.0	2.0	5.2	5.8
EBITDA		70.8	72.8	238.6	227.4
Acquisition purchase price adjustments		3.6	—	5.7	—
Exceptional items	6	4.1	5.4	11.7	16.8
Other adjustments		5.2	0.3	19.8	2.4
Adjusted EBITDA		83.7	78.5	275.8	246.6

External Revenue by Geography
External revenue by geography

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
United Kingdom	160.8	97.9	400.1	309.7
Italy	81.3	78.4	279.9	271.7
Germany	68.9	69.1	223.9	216.8
France	40.0	41.5	125.8	125.1
Sweden	48.8	52.1	143.3	158.8
Norway	31.8	32.7	91.2	92.2
Austria	21.3	19.3	71.7	67.5
Spain	19.5	20.6	57.6	61.7
Rest of Europe	58.2	47.4	164.5	144.9
Total external revenue by geography	530.6	459.0	1,558.0	1,448.4